KALMAR POOLED INVESTMENT TRUST

Kalmar “Growth-with-Value” Small Cap Fund

Investor Class (KGSCX)

Advisor Class (KGSAX)

Institutional Class (KGSIX)

Supplement Dated May 21, 2015 to the

Prospectus dated April 30, 2015

THIS SUPPLEMENT PROVIDES NOTICE OF CHANGES IN THE PROSPECTUS BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Due to a typographical error, on page 1 of the Prospectus under “Summary Section – Fees and Expenses of the Fund”, the amount of “Total Other Expenses” for the Institutional Class in the Annual Fund Operating Expenses table is replaced with 0.17%.